Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Summary of gross and net written and earned premiums, underwriting results, ratios and reserves for each of Company's business segments
The following tables provide a summary of gross and net written and earned premiums, underwriting income or loss, ratios and reserves for each of the Company’s business segments for the twelve months ended December 31, 2024, 2023 and 2022:

	Twelve Months Ended December 31, 2024
	Reinsurance	Insurance	Total

	($ in millions)
Underwriting Revenues
Gross written premiums	$1,885.8	$2,723.5	$4,609.3
Net written premiums	1,275.7	1,666.9	2,942.6
Gross earned premiums	1,822.1	2,565.7	4,387.8
Net earned premiums	1,305.7	1,584.0	2,889.7
Underwriting Expenses
Losses and loss adjustment expenses	741.3	976.5	1,717.8
Acquisition costs	227.0	193.2	420.2
General and administrative expenses	141.7	264.2	405.9
Underwriting income	195.7	150.1	345.8
Corporate and other expenses (1)			(97.3)
Non-operating expenses (2)			(29.9)
Net investment income			318.0
Realized and unrealized investment gains			52.6
Realized and unrealized investment losses			(102.1)
Change in fair value of derivatives			(21.1)
Interest expense			(62.1)
Net realized and unrealized foreign exchange gains			60.2
Income before income taxes			464.1
Income tax benefit			22.0
Net income			$486.1

Net reserve for losses and loss adjustment expenses	$1,691.5	$2,259.1	$3,950.6
Ratios
Loss ratio	56.8%	61.6%	59.4%
Acquisition cost ratio	17.4	12.2	14.5
General and administrative expense ratio	10.9	16.7	14.0
Expense ratio	28.3	28.9	28.5
Combined ratio	85.1%	90.5%	87.9%
 _______________
(1)    Corporate and other expenses includes other income/(expenses), which were previously presented separately.
(2)    Non-operating expenses in the twelve months ended December 31, 2024 includes expenses in relation to consulting fees, non-recurring transformation program costs, and other non-recurring costs.

	Twelve Months Ended December 31, 2023
	Reinsurance	Insurance	Total

	($ in millions)
Underwriting Revenues
Gross written premiums	$1,521.0	$2,446.6	$3,967.6
Net written premiums	1,098.0	1,483.9	2,581.9
Gross earned premiums	1,562.0	2,444.8	4,006.8
Net earned premiums	1,154.5	1,460.0	2,614.5
Underwriting Expenses
Losses and loss adjustment expenses	611.1	941.9	1,553.0
Acquisition costs	208.6	171.6	380.2
General and administrative expenses	120.6	233.9	354.5
Underwriting income	214.2	112.6	326.8
Corporate and other expenses (1)			(114.0)
Non-operating expenses (2)			(35.1)
Net investment income			275.7
Realized and unrealized investment gains			75.9
Realized and unrealized investment losses			(61.4)
Change in fair value of derivatives			26.1
Interest expense			(55.2)
Net realized and unrealized foreign exchange (losses)			(36.2)
Income before income taxes			402.6
Income tax benefit			132.1
Net income			$534.7

Net reserve for losses and loss adjustment expenses	$1,373.1	$1,859.7	$3,232.8
Ratios
Loss ratio	52.9%	64.5%	59.4%
Acquisition cost ratio	18.1	11.8	14.5
General and administrative expense ratio	10.4	16.0	13.6
Expense ratio	28.5	27.8	28.1
Combined ratio	81.4%	92.3%	87.5%
 ________________
(1)    Corporate and other expenses includes other income/(expenses), which were previously presented separately.
(2)    Non-operating expenses in the twelve months ended December 31, 2023 includes expenses in relation to consulting fees, non-recurring transformation program costs, and other non-recurring costs.

	Twelve Months Ended December 31, 2022
	Reinsurance	Insurance	Total

	($ in millions)
Underwriting Revenues
Gross written premiums	$1,807.0	$2,531.7	$4,338.7
Net written premiums	1,426.4	1,469.6	2,896.0
Gross earned premiums	1,617.2	2,370.8	3,988.0
Net earned premiums	1,251.8	1,436.9	2,688.7
Underwriting Expenses
Losses and loss adjustment expenses	770.3	909.7	1,680.0
Acquisition costs	252.4	179.4	431.8
General and administrative expenses	142.5	244.0	386.5
Underwriting income	86.6	103.8	190.4
Corporate expenses			(71.7)
Non-operating expenses (1)			(36.0)
Net investment income			188.1
Realized and unrealized investment gains			5.0
Realized and unrealized investment losses			(182.6)
Change in fair value of derivatives			(80.5)
Interest expense			(43.7)
Net realized and unrealized foreign exchange gains			15.9
Other income			8.2
Other expenses			(20.1)
(Loss) before income taxes			(27.0)
Income tax benefit			78.1
Net income			$51.1

Net reserve for losses and loss adjustment expenses	$1,360.7	$1,452.5	$2,813.2
Ratios
Loss ratio	61.5%	63.3%	62.5%
Acquisition cost ratio	20.2	12.5	16.1
General and administrative expense ratio	11.4	17.0	14.4
Expense ratio	31.6	29.5	30.5
Combined ratio	93.1%	92.8%	93.0%
_______________
(1)    Non-operating expenses in the twelve months ended December 31, 2022 includes expenses in relation to consulting fees, non-recurring transformation activities, and other non-recurring costs.

Schedule of gross written premiums based on geographical areas
Geographical Areas. The following summary presents the Company’s gross written premiums based on the location of the insured risk for the twelve months ended December 31, 2024, 2023 and 2022.

	Twelve Months Ended
	December 31, 2024	December 31, 2023	December 31, 2022

	($ in millions)
Australia/Asia	$177.8	$177.8	$257.5
Europe	208.1	179.4	194.5
United Kingdom & Ireland	614.8	532.5	485.8
United States & Canada (1)	2,947.0	2,472.0	2,715.7
Worldwide excluding the United States (2)	33.4	28.8	24.2
Worldwide including the United States (3)	435.0	417.2	541.7
Other (4)	193.2	159.9	119.3
Total	$4,609.3	$3,967.6	$4,338.7
 ______________
(1)    “United States & Canada” comprises individual policies that insure risks specifically in the United States and/or Canada, but not elsewhere.
(2)    “Worldwide excluding the United States” consists of individual policies that insure global risks with the specific exclusion of the United States.
(3)    “Worldwide including the United States” consists of individual policies that insure global risks with the specific inclusion of the United States.
(4) “Other” comprises individual policies that insure risks in other countries including, but not limited to, countries in the Caribbean, South America and the Middle East.